Derivative financial instruments	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Derivative financial instruments [Text Block]

11.        Derivative financial instruments

The following table presents the components of the Company’s derivative financial instruments associated with convertible promissory notes (Notes 10(i), which have no observable market data and were derived using an option pricing model measured at fair value on a recurring basis, using Level 3 inputs to the fair value hierarchy, at July 31, 2015 and January 31, 2015:

		July 31,	January 31,
		2015	2015
	$		$1,769,100

Embedded conversion features		-
Warrants		-	2,030,850
	$

		-	$3,799,950

These derivative financial instruments arose as a result of applying ASC 815 Derivative and Hedging (“ASC 815 ”), which requires the Company to make a determination whether an equity-linked financial instrument, or embedded feature, is indexed to the entity’s own stock. This guidance applies to any freestanding financial instrument or embedded features that have the characteristics of a derivative, and to any freestanding financial instruments that are potentially settled in an entity’s own stock.

From time to time, the Company has issued notes with embedded conversion features which contain price-protection features that result in these instruments being treated as derivatives. In addition, during the year ended January 31, 2015, the Company issued notes with embedded conversion features and warrants to purchase common stock and the Company did not, at the date of issuance of these instruments, have a sufficient number of authorized and available shares of common stock to settle the outstanding contracts (Note 10(i)). Further, these embedded conversion features and warrants issued during the year ended January 31, 2015 were subject to a registration rights agreement which, pursuant to the terms of this agreement, triggered the requirement to account for these instruments as derivative financial instruments until such time as the shares become eligible for sale without volume limitations or other restrictions. As a result, the Company was required to account for these instruments as derivative financial instruments until such time as the shares were no longer subject to the constraints of the registration rights agreement.

During the year ended January 31, 2015, the Company received stockholder approval through written shareholder consent to increase the authorized shares of common stock in the Company from 2,500,000 to 11,250,000, which amount is now sufficient to fully settle all the outstanding contracts. In addition, during the year ended January 31, 2015, the registration statement covering the resale of certain of the warrants covered under the registration rights agreement that were required to be accounted for as derivative liabilities, was filed with and was declared effective by the Securities and Exchange Commission. Additionally, certain registration exemptions were triggered to permit the resale of certain of the shares underlying embedded conversion features.

During the six months ended July 31, 2015, the Company obtained a waiver of the registration rights agreement from certain remaining debenture holders, waiving their rights under the registration rights agreement that were triggering liability accounting.

Consequently, these warrants and embedded conversion features were no longer required to be accounted for as liabilities. Pursuant to the guidance of ASC 815, the Company reclassified the fair value of these instruments on the date of the triggering event or modification into equity, with the change in fair value up to the date of modification being recorded on the consolidated statements of operations as other income.

As a result of the application of ASC 815, the Company has recorded these derivative financial instruments for the six months ended July 31, 2015 and 2014 at their fair value as follows:

	Six months	Six months
	Ended July 31,	Ended July 31,
	2015	2014

Derivative financial instruments, beginning of the period	$3,799,950	$241,618
Fair value of warrants and embedded conversion features at commitment dates	-	20,890,900
Fair value mark to market adjustments	(708,900)	13,005,182
Extinguishment of derivative liability upon extinguishment of host contract	-	(240,000)
Reclassification of derivative liability upon change in triggering events	(3,091,050)	-

Derivative financial instruments, end of the period	$-	$33,897,700

During the three and six months ended July 31, 2015, the Company recorded other income (expenses) of $Nil and $708,900, respectively (2014: $(12,978,200) and $(13,005,182), respectively) related to the change in fair value of the warrants and embedded conversion features, which is presented in the change in fair value of derivative financial instruments in the accompanying consolidated statements of operations.

The embedded conversion features and warrants accounted for as derivative financial instruments have no observable market and the Company estimated their fair values at January 31, 2015 and as at their reclassification dates using the binomial option pricing model based on the following weighted average management assumptions:

	Reclassification	January 31,
	Date	2015
Risk-free interest rate	0.89%	0.92%
Expected life (years)	3.17	3.42
Expected volatility (1)	115.02%	136.25%
Stock price	$4.40	$4.80
Dividend yields	0.00%	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

During the year ended January 31, 2015, the Company repaid certain promissory notes which contained derivative financial instruments and the corresponding derivative financial instrument were extinguished upon extinguishment of the related host contract.

10.      Derivative financial instruments

The following table presents the components of the Company’s derivative financial instruments associated with convertible promissory notes (Notes 9 (i), (iv) and (vi)), which have no observable market data and are derived using an option pricing model measured at fair value on a recurring basis, using Level 3 inputs to the fair value hierarchy, at January 31, 2015 and 2014:

	2015	2014
Embedded conversion features	$1,769,100	$241,618
Warrants	2,030,850	-

Derivative financial instruments	$3,799,950	$241,618
Less: Current Portion	-	(241,618)
	$3,799,950	-

These derivative financial instruments arise as a result of applying ASC 815 Derivative and Hedging (“ASC 815”), which requires the Company to make a determination whether an equity-linked financial instrument, or embedded feature, is indexed to the entity’s own stock. This guidance applies to any freestanding financial instrument or embedded features that have the characteristics of a derivative, and to any freestanding financial instruments that are potentially settled in an entity’s own stock.

From time to time, the Company has issued notes with embedded conversion features which contain price-protection features that result in these instruments being treated as derivatives. In addition, during the year ended January 31, 2015, the Company issued notes with embedded conversion features and warrants to purchase common stock and the Company did not, at the date of issuance of these instruments, have a sufficient number of authorized and available shares of common stock to settle the outstanding contracts (Note 9(i)). Further, these embedded conversion features and warrants issued during the year ended January 31, 2015 were subject to a registration rights agreement which, pursuant to the terms of this agreement, triggered the requirement to account for these instruments as derivative financial instruments until such time as the shares become eligible for sale without volume limitations or other restrictions. As a result, the Company is required to account for these instruments as derivative financial instruments until such time as the shares were no longer subject to the constraints of the registration rights agreement.

During the year ended January 31, 2015, the Company received stockholder approval through written shareholder consent to increase the authorized shares of common stock in the Company from 2,500,000 to 11,250,000, which amount is now sufficient to fully settle all the outstanding contracts. In addition, during the year ended January 31, 2015, the registration statement covering the resale of certain of the warrants covered under the registration rights agreement that were required to be accounted for as derivative liabilities, was filed with and was declared effective by the Securities and Exchange Commission. Additionally, certain registration exemptions were triggered to permit the resale of certain of the shares underlying embedded conversion features. Consequently, certain of these warrants and certain embedded conversion features were no longer required to be accounted for as liabilities. Pursuant to the guidance of ASC 815, the Company reclassified the fair value of these instruments on the date of modification into equity, with the change in fair value up to the date of modification being recorded on the consolidated statements of operations as other income.

As a result of the application of ASC 815, the Company has recorded these derivative financial instruments for the year ended January 31, 2015 and for the year ended January 31, 2014 at their fair value as follows:

	2015	2014
Derivative financial instruments, beginning of the period	$241,618	$-
Fair value of warrants and embedded conversion features at commitment dates	20,890,900	428,876
Fair value mark to market adjustments	(1,921,568)	(9,358)
Extinguishment of derivative liability upon extinguishment of host contract	(240,000)	(177,900)
Reclassification of derivative liability upon change in triggering events	(15,171,000)	-

Derivative financial instruments, end of the period	$3,799,950	$241,618

On the commitment date of the related convertible promissory notes, the Company recorded a debt discount to the extent of the gross proceeds of the promissory note, and immediately expensed any remaining derivative value as a derivative expense. During the year ended January 31, 2015, the Company recorded $12,028,383 (2014: $170,500) in derivative expense.

During the year ended January 31, 2015, the Company recorded other income (expenses) of $1,921,568 (2014: $9,358) related to the change in fair value of the warrants and embedded conversion features, which is presented in the change in fair value of derivative financial instruments in the accompanying consolidated statements of operations.

The embedded conversion features and warrants accounted for as derivative financial instruments have no observable market and the Company estimated their fair values at January 31, 2015 and 2014 using the binomial option pricing model based on the following weighted average management assumptions:

	Reclassification	January 31,	January 31,
	Date	2015	2014
Risk-free interest rate	1.06%	0.92%	0.34%
Expected life (years)	3.22	3.42	1.78
Expected volatility (1)	134.33%	136.25%	132.09%
Stock price	$6.00	$4.80	$3.20
Dividend yields	0.00%	0.00%	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

During the years ended January 31, 2015 and 2014, the Company repaid certain promissory notes which contained derivative financial instruments and the corresponding derivative financial instrument were extinguished upon extinguishment of the related host contract.